CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash on hand	$ 60	$ 64
Balances with Banks	337,973	298,513
Short-term deposits	99,167	258,566
Mutual funds	132,808	110,064
Total	$ 570,008	$ 667,207	$ 1,011,100	$ 1,064,714